Form N-1A Cover	Mar. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Global X Funds
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 02, 2026
Prospectus Date	Apr. 02, 2026